Borrowings (Details) S/ in Thousands, $ in Thousands	1 Months Ended				12 Months Ended
	Oct. 31, 2021 USD ($)	Dec. 28, 2020 PEN (S/)	Dec. 28, 2020 USD ($)	May 29, 2018	Dec. 31, 2021 PEN (S/)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2021 USD ($)	Aug. 13, 2021	Jul. 31, 2021 PEN (S/)	Jul. 31, 2021 USD ($)	Apr. 30, 2021 USD ($)	Dec. 31, 2020 PEN (S/)	Dec. 31, 2020 USD ($)	Nov. 30, 2019 USD ($)	Jul. 31, 2019 USD ($)	Jun. 11, 2018 PEN (S/)	Jun. 11, 2018 USD ($)
Borrowings (Details) [Line Items]
Percentage of the amount of bills receivable					90.00%	90.00%
Percentage of the amount of income provisions					80.00%	80.00%
Amount pending payment percentage					50.00%	50.00%
Account receivable rate					212.00%	212.00%	56.00%
Unbilled receivable rate					284.00%			284.00%					142.00%	142.00%
Outstanding line of credit					S/ 29,500			$ 7,400		S/ 81,300	$ 20,000		S/ 111,000	$ 30,700
Borrowings | S/					579,900								S/ 898,320
Total financing amount					S/ 217,400			$ 54,300
Borrowings, adjustment to interest rate basis									8.00%
Borrowings, interest rate				48.80%	48.80%			48.80%					10.00%	10.00%
Loan agreement						$ 1,500
Amortization amount						1,500
Maturing amount																	S/ 138,000	$ 42,300
Investment capital percentage				48.80%
Amortized cost														$ 46,000
Interest income, other							$ 3,900
Borrowings liability														42,100
Loan balance payables					S/ 165,800			$ 41,500					S/ 152,500	42,100
Loans payable (in Nuevos Soles) | S/					12,400
Accrued interest amount (in Nuevos Soles) | S/					10,000								14,500
Banco santander loan [Member]
Borrowings (Details) [Line Items]
Line of credit facility, maximum amount outstanding during period		S/ 85,900	$ 23,700
Debt paid	$ 2,500					1,000
Principal amount of loan					80,800			$ 20,200					85,900	23,700
Los Parques de Comas [Member]
Borrowings (Details) [Line Items]
Promissory note | S/					S/ 9,700
Maturing amount | S/													8,200
El Nuevo Rancho [Member]
Borrowings (Details) [Line Items]
Borrowings, interest rate					7.00%			7.00%
Promissory note | S/					S/ 18,400
Maturing amount | S/													24,200
Los Parques del Mar [Member]
Borrowings (Details) [Line Items]
Borrowings, interest rate					7.00%			7.00%
Promissory note | S/					S/ 35,700
Maturing amount | S/													43,400
Los Parques de Carabayllo III [Member]
Borrowings (Details) [Line Items]
Borrowings, interest rate					11.00%			11.00%
Promissory note					S/ 1,400	$ 350
Maturing amount													3,600	1,000
AENZA S.A.A. [Member]
Borrowings (Details) [Line Items]
Loans payable (in Nuevos Soles) | S/					11,300
Adexus S.A. [Member]
Borrowings (Details) [Line Items]
Loans payable (in Nuevos Soles) | S/					S/ 37,700
Bottom of range [member]
Borrowings (Details) [Line Items]
Fixed interest rates percentage					0.90%	0.90%	0.50%
Debt Percentage					3.90%	3.90%	0.70%
Bottom of range [member] | Los Parques de Comas [Member]
Borrowings (Details) [Line Items]
Borrowings, interest rate					7.85%			7.85%
Top of range [member]
Borrowings (Details) [Line Items]
Fixed interest rates percentage					11.00%	11.00%	11.00%
Top of range [member] | Los Parques de Comas [Member]
Borrowings (Details) [Line Items]
Borrowings, interest rate					8.89%			8.89%
Maximum [Member]
Borrowings (Details) [Line Items]
Borrowings, interest rate																10.10%
Debt Percentage					10.00%	10.00%	11.00%
Libor [Member] | Banco santander loan [Member]
Borrowings (Details) [Line Items]
Borrowings, interest rate					8.00%			8.00%
Ban Co De Credito Del Peru SA [Member]
Borrowings (Details) [Line Items]
Borrowings													84,100	23,200
Unna Energia S.A. [Member]
Borrowings (Details) [Line Items]
Borrowings					S/ 36,800			$ 9,200					40,000	11,000
Total financing amount					S/ 73,600			$ 18,400					80,000	22,000
Borrowings, adjustment to interest rate basis					50.00%			50.00%							50.00%
Loan amount disbursed to associates															$ 23,000
CS Peru Infrastructure Holdings LLC Loan [Member]
Borrowings (Details) [Line Items]
Borrowings													93,200	25,700
Term loan credit agreement																$ 35,000
CS Peru Infrastructure Holdings LLC Loan [Member] | Bottom of range [member]
Borrowings (Details) [Line Items]
Borrowings, interest rate																9.10%
Técnicas reunidas [Member]
Borrowings (Details) [Line Items]
Borrowings			$ 23,700
Number of letter of credit			2
Medium Term Loan Credit Agreement [Member] | Ban Co De Credito Del Peru SA [Member]
Borrowings (Details) [Line Items]
Outstanding line of credit					S/ 108,700			$ 27,200
Term loan credit agreement to finance the investments committed								30,000
Line of credit facility maximum borrowing capacity one finance the additional investments								70,000
Maximum exposure limit								80,000
Loan Facilities Repaid Term					8 years	8 years
Additional cash transfer								4,300				$ 7,300
Borrowings								$ 16,900				$ 28,200	S/ 168,200	$ 46,400
Acquired Contractual Position Percentage					50.00%			50.00%
Term loan credit agreement															$ 46,000